Other non financial assets (Tables)	12 Months Ended
Mar. 31, 2023
Other Non Financial Assets
Schedule of other non financial assets
	March 31,
	2022	2023
Restricted asset	216,231	195,491
Total	216,231	195,491
Non-current	216,231	195,491
Total	216,231	195,491